SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS AND PROSPECTUS

Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF (ESEB)
The fund is classified as “diversified.” All references to the fund being non-diversified are hereby deleted.
Please Retain This Supplement for Future Reference
May 12, 2023
PROSTKR23-13